GOODWILL (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwil
Beginning balance	$ 107,677	$ 107,714
Acquired through business combinations	25,640
Foreign exchange	(423)	(37)
Ending balance	$ 132,894	$ 107,677